Annual Total Returns[BarChart] - Thrivent Income Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.94%	10.98%	(0.07%)	6.68%	(0.68%)	6.09%	6.29%	(2.33%)	13.60%	11.71%